UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09141
Eaton Vance Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.0%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.2%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$3,014,693
		3,014,693

Education — 2.7%
2,250	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 14.67%, 12/1/32 (1) (2)	2,803,590
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,760,240
		6,563,830

Electric Utilities — 11.8%
6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	7,199,335
2,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,319,180
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,593,239
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,152,842
1,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	1,069,970
3,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,637,898
2,550	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,720,314
		28,692,778

Escrowed / Prerefunded — 8.0%
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	15,194,200
95	Delaware County, PA, IDA, (Glen Riddle), Escrowed to Maturity, (AMT), 8.125%, 9/1/05	96,351
2,000	Delaware County, PA, IDA, (Glen Riddle), Prerefunded to 9/1/05, (AMT), 8.625%, 9/1/25	2,119,240
1,725	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	2,002,932
		19,412,723

General Obligations — 6.9%
$1,500	California, 5.25%, 11/1/29	$1,593,810
4,950	California, 5.50%, 11/1/33	5,381,590
2,000	Kershaw County, SC, School District, 5.00%, 2/1/18	2,136,920
1,200	New York, NY, Variable Rate, 12.187%, 6/1/28 (1) (2)	1,426,368
5,000	Puerto Rico, Variable Rate, 9.289%, 7/1/29 (1) (3)	6,269,600
		16,808,288

Health Care - Miscellaneous — 1.2%
608	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	615,210
1,605	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,695,573
609	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 7.75%, 12/1/36	614,620
		2,925,403

Hospital — 19.0%
2,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 10.702%, 12/1/34 (1) (3)	2,957,100
895	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.35%, 11/15/17	911,012
975	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	979,095
1,000	Halifax, FL, Medical Center, 7.25%, 10/1/24	1,111,250
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,340,920
2,725	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,754,294
5,000	Illinois Health Facility Authority, (Loyola University Health System), 6.00%, 7/1/21	5,247,700
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,628,740
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,059,520
1,150	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	1,176,703

$2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	$2,466,800
1,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	1,691,655
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,126,550
1,470	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,636,830
7,000	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	6,706,840
2,425	Southwestern Illinois, Development Authority, (Anderson Hospital), 5.625%, 8/15/29	2,504,273
		46,299,282

Housing — 12.9%
990	California Statewide Communities Development Authority, (AMT), Variable Rate, 34.664%, 12/1/34 (1) (3) (8)	961,132
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,308,920
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	4,405,360
3,185	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	3,187,771
880	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	797,870
4,435	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	3,845,899
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49	4,444,960
3,080	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,864,246
3,550	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,161,665
970	Raleigh, NC, Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30 (4)	97,000
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,216,906
		31,291,729

Industrial Development Revenue — 7.8%
$1,870	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$1,721,923
1,550	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	1,117,101
1,772	Broward County, FL, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,637,974
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.) (AMT), 5.70%, 4/1/32	2,533,825
1,000	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	871,700
6,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,776,540
3,500	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	2,855,615
4,350	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,559,431
		19,074,109

Insured-Education — 1.4%
3,000	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 8.11%, 10/1/27 (1) (3)	3,308,880
		3,308,880

Insured-Electric Utilities — 0.6%
1,350	Wamego, KS, PCR, (MBIA), 5.30%, 6/1/31	1,451,804
		1,451,804

Insured-Escrowed/Prerefunded — 1.8%
4,250	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	4,406,315
		4,406,315

Insured-General Obligations — 15.9%
7,905	California, (AMBAC), 4.25%, 3/1/28 (5)	7,463,269
2,625	California, (FGIC), Variable Rate, 14.70%, 9/1/30 (1) (2)	3,294,270
500	California, (FGIC), Variable Rate, 87.767%, 12/1/29 (1) (2) (8)	1,618,350
2,000	Chicago, IL, (MBIA), 5.00%, 1/1/41	2,041,080
30,160	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/22 (6)	12,744,711
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	6,542,770
4,000	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (1) (2)	5,031,640
		38,736,090

Insured-Hospital — 9.1%
$19,705	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$7,070,351
22,770	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	7,724,495
10,000	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,205,500
4,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), Variable Rate, 10.994%, 7/1/28 (1) (2)	4,083,920
		22,084,266

Insured-Transportation — 23.4%
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,662,470
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,720,850
4,930	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.75%, 11/1/30	5,319,963
4,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 6.125%, 11/1/35	4,976,055
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	4,606,320
4,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	4,071,720
2,400	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 11.774%, 1/1/37 (1) (2)	2,529,096
7,500	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	7,908,525
5,500	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	5,731,440
2,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.795%, 7/1/32 (1) (2)	2,246,360
7,000	San Antonio, TX, Airport System, (Improvements), (FGIC), (AMT), 5.25%, 7/1/21	7,380,660
1,500	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	1,550,160
9,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,135,050
		56,838,669

Insured-Water and Sewer — 0.3%
700	Jupiter, FL, (AMBAC), 4.75%, 10/1/33	709,590
		709,590

Lease Revenue/Certificates of Participation — 1.5%
$3,340	New Jersey EDA, (School Facilities), Variable Rate, 10.835%, 6/15/28 (1) (2)	$3,580,413
		3,580,413

Nursing Home — 3.3%
3,305	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	2,887,777
695	Okaloosa County, FL, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	629,385
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	1,743,280
2,920	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	2,769,795
		8,030,237

Other Revenue — 13.5%
4,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	4,084,360
3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	3,372,810
2,740	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	3,094,419
3,160	Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39	3,311,143
2,900	Golden Tobacco Securitization Corp., CA, Variable Rate, 9.547%, 6/1/38 (1) (3)	3,401,729
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,594,905
3,900	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32 (1) (2) (7)	5,894,460
3,300	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,358,905
1,290	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	1,351,701
3,000	Tobacco Settlement Financing Corp., NJ, Variable Rate, 12.419%, 6/1/39 (1) (3) (8)	3,286,980
		32,751,412

Pooled Loans — 0.4%
$895	Virginia Resources Authority, (Virginia Pooled Financing Program), 4.50%, 11/1/35	$876,706
		876,706

Senior Living / Life Care — 2.4%
1,960	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,500,733
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23	2,955,593
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), 7.625%, 2/15/28	1,471,302
		5,927,628

Special Tax Revenue — 5.1%
3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	3,355,768
3,570	Black Hawk, CO, Business Improvement District, 6.50%, 12/1/11	3,516,986
395	Longleaf, FL, Community Development District, 6.20%, 5/1/09	382,407
1,720	Longleaf, FL, Community Development District, 6.65%, 5/1/20	1,580,594
1,150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	1,210,904
2,115	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,250,233
		12,296,892

Transportation — 2.8%
1,500	Augusta, GA, (AMT), 5.35%, 1/1/28 (5)	1,503,300
1,875	Kent County, MI, Airport Facility, Variable Rate, 13.49%, 1/1/25 (1) (3)	2,049,188
3,100	Port Authority of New York and New Jersey, (AMT), 5.25%, 7/15/34	3,293,657
		6,846,145

Total Tax-Exempt Investments — 153.0% (identified cost $346,041,554)		371,927,882

Other Assets, Less Liabilities — 0.9%		2,262,339
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.8)%		(131,013,203)
Net Assets Applicable to Common Shares — 100.0%		243,177,018

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

At February 28, 2005, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.2%
Colorado	12.5%
Illinois	13.5%
Texas	20.2%

Others, representing less than 10% individually	91.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 33.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $54,743,076 or 22.5% of the Trust’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)	Defaulted bond.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)	Security is subject to a shortfall and forebearance agreement.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	500 U.S. Treasury Bond	Short	$(56,636,316)	$(56,171,875)	$464,441
06/05	500 U.S. Treasury Note	Short	(55,185,375)	(54,937,500)	247,875
					$712,316

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$345,529,861
Gross unrealized appreciation	$32,334,717
Gross unrealized depreciation	(5,936,696)
Net unrealized appreciation	$26,398,021

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005